Issued capital, Summary (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 21, 2024	Sep. 13, 2023	Sep. 23, 2022
At-the-Market [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Shares issued (in shares)	60,570,797	60,570,797
Proceeds from issue of ordinary shares		$ 318,468,000
Committed Equity Facility [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Shares issued (in shares)	12,887,814	12,887,814
Proceeds from issue of ordinary shares		$ 51,417,000
Ordinary Shares [Member]
Loan-funded shares [Abstract]
Number of restricted shares issued (in shares)		1,954,049	1,954,049
Number of shares outstanding (in shares)	140,365,780	140,365,780	66,701,526
Ordinary Shares [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Shares issued (in shares)	0	0
Ordinary Shares [Member] | At-the-Market [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)				$ 500,000,000	$ 300,000,000
Term of option agreement to sell ordinary shares		36 months
Increased value of authorized shares in sale of option agreement				$ 200,000,000
Shares issued (in shares)	55,891,597	55,891,597
Proceeds from issue of ordinary shares	$ 294,214,000
Ordinary Shares [Member] | Committed Equity Facility [Member] | B. Riley Principal Capital II, LLC [Member]
Share purchase agreement [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)						$ 100,000,000
Term of option agreement to sell ordinary shares		2 years